Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000224086
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%	1.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(1.36%)
FTSE 3-Month Treasury Bill
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	3.21%